Shareholder Report	12 Months Ended	76 Months Ended	104 Months Ended
	Jul. 31, 2025 USD ($) holding	Jul. 31, 2025 USD ($) holding	Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY GROWTH FUNDS, INC.
Entity Central Index Key	0001353176
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000033214 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	Investor Class
Trading Symbol	ACFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund Investor Class returned 26.48% for the reporting period ended July 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The industrials sector contributed most to performance as a result of stock selection in the aerospace and defense industry. The last several years have seen an explosion in the number of space launches, reflecting surging demand for communication, defense and other space-based applications. The number one contributor to performance for the fiscal year was launch services provider Rocket Lab.
•	Information technology was another area of strength, reflecting the ongoing build-out of artificial intelligence (AI) infrastructure. In this environment, the fund’s position in AI chipmaker NVIDIA was a key contributor. The single largest contribution to relative performance came from having no exposure to consumer electronics giant Apple, which is perceived as an AI laggard.
•	Stock selection detracted from performance in the communication services sector. Here, too, AI exposure was central to determining stock performance. It hurt relative results to have an overweight to Google’s parent Alphabet and no exposure to Facebook’s parent Meta Platforms. Meta was perceived as benefiting from AI adoption, while AI queries were seen as a threat to Google search.
•	In the energy sector, positioning among energy equipment and services firms hurt relative results. These stocks generally followed the volatility in crude oil prices. Despite geopolitical uncertainty and war in the Middle East, oil prices ultimately finished the period lower amid worries about the health of the global economy. Oil field services firm Cactus was the leading detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	26.48%	11.94%	16.62%
Regulatory Index
Russell 1000	16.54%	15.49%	13.38%
Performance Index
Russell 1000 Growth	23.75%	17.27%	17.06%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,931,306,538	$ 1,931,306,538	$ 1,931,306,538
Holdings Count | holding	43	43	43
Advisory Fees Paid, Amount	$ 9,842,673
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	2.4%	Software	15%
Other Assets and Liabilities	(2.3)%	Broadline Retail	11%
		Interactive Media and Services	10%
		Biotechnology	9%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000033215 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	I Class
Trading Symbol	ACFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund I Class returned 26.72% for the reporting period ended July 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The industrials sector contributed most to performance as a result of stock selection in the aerospace and defense industry. The last several years have seen an explosion in the number of space launches, reflecting surging demand for communication, defense and other space-based applications. The number one contributor to performance for the fiscal year was launch services provider Rocket Lab.
•	Information technology was another area of strength, reflecting the ongoing build-out of artificial intelligence (AI) infrastructure. In this environment, the fund’s position in AI chipmaker NVIDIA was a key contributor. The single largest contribution to relative performance came from having no exposure to consumer electronics giant Apple, which is perceived as an AI laggard.
•	Stock selection detracted from performance in the communication services sector. Here, too, AI exposure was central to determining stock performance. It hurt relative results to have an overweight to Google’s parent Alphabet and no exposure to Facebook’s parent Meta Platforms. Meta was perceived as benefiting from AI adoption, while AI queries were seen as a threat to Google search.
•	In the energy sector, positioning among energy equipment and services firms hurt relative results. These stocks generally followed the volatility in crude oil prices. Despite geopolitical uncertainty and war in the Middle East, oil prices ultimately finished the period lower amid worries about the health of the global economy. Oil field services firm Cactus was the leading detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	26.72%	12.16%	16.85%
Regulatory Index
Russell 1000	16.54%	15.49%	13.38%
Performance Index
Russell 1000 Growth	23.75%	17.27%	17.06%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,931,306,538	$ 1,931,306,538	$ 1,931,306,538
Holdings Count | holding	43	43	43
Advisory Fees Paid, Amount	$ 9,842,673
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	2.4%	Software	15%
Other Assets and Liabilities	(2.3)%	Broadline Retail	11%
		Interactive Media and Services	10%
		Biotechnology	9%

C000033216 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	A Class
Trading Symbol	ACFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund A Class returned 26.16% for the reporting period ended July 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The industrials sector contributed most to performance as a result of stock selection in the aerospace and defense industry. The last several years have seen an explosion in the number of space launches, reflecting surging demand for communication, defense and other space-based applications. The number one contributor to performance for the fiscal year was launch services provider Rocket Lab.
•	Information technology was another area of strength, reflecting the ongoing build-out of artificial intelligence (AI) infrastructure. In this environment, the fund’s position in AI chipmaker NVIDIA was a key contributor. The single largest contribution to relative performance came from having no exposure to consumer electronics giant Apple, which is perceived as an AI laggard.
•	Stock selection detracted from performance in the communication services sector. Here, too, AI exposure was central to determining stock performance. It hurt relative results to have an overweight to Google’s parent Alphabet and no exposure to Facebook’s parent Meta Platforms. Meta was perceived as benefiting from AI adoption, while AI queries were seen as a threat to Google search.
•	In the energy sector, positioning among energy equipment and services firms hurt relative results. These stocks generally followed the volatility in crude oil prices. Despite geopolitical uncertainty and war in the Middle East, oil prices ultimately finished the period lower amid worries about the health of the global economy. Oil field services firm Cactus was the leading detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	26.16%	11.66%	16.33%
A Class - with sales charge	18.90%	10.35%	15.65%
Regulatory Index
Russell 1000	16.54%	15.49%	13.38%
Performance Index
Russell 1000 Growth	23.75%	17.27%	17.06%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,931,306,538	$ 1,931,306,538	$ 1,931,306,538
Holdings Count | holding	43	43	43
Advisory Fees Paid, Amount	$ 9,842,673
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	2.4%	Software	15%
Other Assets and Liabilities	(2.3)%	Broadline Retail	11%
		Interactive Media and Services	10%
		Biotechnology	9%

C000033217 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	R Class
Trading Symbol	ACFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$152	1.35%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund R Class returned 25.85% for the reporting period ended July 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The industrials sector contributed most to performance as a result of stock selection in the aerospace and defense industry. The last several years have seen an explosion in the number of space launches, reflecting surging demand for communication, defense and other space-based applications. The number one contributor to performance for the fiscal year was launch services provider Rocket Lab.
•	Information technology was another area of strength, reflecting the ongoing build-out of artificial intelligence (AI) infrastructure. In this environment, the fund’s position in AI chipmaker NVIDIA was a key contributor. The single largest contribution to relative performance came from having no exposure to consumer electronics giant Apple, which is perceived as an AI laggard.
•	Stock selection detracted from performance in the communication services sector. Here, too, AI exposure was central to determining stock performance. It hurt relative results to have an overweight to Google’s parent Alphabet and no exposure to Facebook’s parent Meta Platforms. Meta was perceived as benefiting from AI adoption, while AI queries were seen as a threat to Google search.
•	In the energy sector, positioning among energy equipment and services firms hurt relative results. These stocks generally followed the volatility in crude oil prices. Despite geopolitical uncertainty and war in the Middle East, oil prices ultimately finished the period lower amid worries about the health of the global economy. Oil field services firm Cactus was the leading detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	25.85%	11.39%	16.04%
Regulatory Index
Russell 1000	16.54%	15.49%	13.38%
Performance Index
Russell 1000 Growth	23.75%	17.27%	17.06%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,931,306,538	$ 1,931,306,538	$ 1,931,306,538
Holdings Count | holding	43	43	43
Advisory Fees Paid, Amount	$ 9,842,673
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	2.4%	Software	15%
Other Assets and Liabilities	(2.3)%	Broadline Retail	11%
		Interactive Media and Services	10%
		Biotechnology	9%

C000174988 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	R6 Class
Trading Symbol	ACFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund R6 Class returned 26.93% for the reporting period ended July 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The industrials sector contributed most to performance as a result of stock selection in the aerospace and defense industry. The last several years have seen an explosion in the number of space launches, reflecting surging demand for communication, defense and other space-based applications. The number one contributor to performance for the fiscal year was launch services provider Rocket Lab.
•	Information technology was another area of strength, reflecting the ongoing build-out of artificial intelligence (AI) infrastructure. In this environment, the fund’s position in AI chipmaker NVIDIA was a key contributor. The single largest contribution to relative performance came from having no exposure to consumer electronics giant Apple, which is perceived as an AI laggard.
•	Stock selection detracted from performance in the communication services sector. Here, too, AI exposure was central to determining stock performance. It hurt relative results to have an overweight to Google’s parent Alphabet and no exposure to Facebook’s parent Meta Platforms. Meta was perceived as benefiting from AI adoption, while AI queries were seen as a threat to Google search.
•	In the energy sector, positioning among energy equipment and services firms hurt relative results. These stocks generally followed the volatility in crude oil prices. Despite geopolitical uncertainty and war in the Middle East, oil prices ultimately finished the period lower amid worries about the health of the global economy. Oil field services firm Cactus was the leading detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2016 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	26.93%	12.33%	20.08%	12/1/16
Regulatory Index
Russell 1000	16.54%	15.49%	14.74%	—
Performance Index
Russell 1000 Growth	23.75%	17.27%	19.51%	—

Performance Inception Date			Dec. 01, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,931,306,538	$ 1,931,306,538	$ 1,931,306,538
Holdings Count | holding	43	43	43
Advisory Fees Paid, Amount	$ 9,842,673
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	2.4%	Software	15%
Other Assets and Liabilities	(2.3)%	Broadline Retail	11%
		Interactive Media and Services	10%
		Biotechnology	9%

C000212516 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	G Class
Trading Symbol	ACFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund G Class returned 27.55% for the reporting period ended July 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The industrials sector contributed most to performance as a result of stock selection in the aerospace and defense industry. The last several years have seen an explosion in the number of space launches, reflecting surging demand for communication, defense and other space-based applications. The number one contributor to performance for the fiscal year was launch services provider Rocket Lab.
•	Information technology was another area of strength, reflecting the ongoing build-out of artificial intelligence (AI) infrastructure. In this environment, the fund’s position in AI chipmaker NVIDIA was a key contributor. The single largest contribution to relative performance came from having no exposure to consumer electronics giant Apple, which is perceived as an AI laggard.
•	Stock selection detracted from performance in the communication services sector. Here, too, AI exposure was central to determining stock performance. It hurt relative results to have an overweight to Google’s parent Alphabet and no exposure to Facebook’s parent Meta Platforms. Meta was perceived as benefiting from AI adoption, while AI queries were seen as a threat to Google search.
•	In the energy sector, positioning among energy equipment and services firms hurt relative results. These stocks generally followed the volatility in crude oil prices. Despite geopolitical uncertainty and war in the Middle East, oil prices ultimately finished the period lower amid worries about the health of the global economy. Oil field services firm Cactus was the leading detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	27.55%	12.89%	18.34%	4/1/19
Regulatory Index
Russell 1000	16.54%	15.49%	14.88%	—
Performance Index
Russell 1000 Growth	23.75%	17.27%	19.21%	—

Performance Inception Date		Apr. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,931,306,538	$ 1,931,306,538	$ 1,931,306,538
Holdings Count | holding	43	43	43
Advisory Fees Paid, Amount	$ 9,842,673
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	2.4%	Software	15%
Other Assets and Liabilities	(2.3)%	Broadline Retail	11%
		Interactive Media and Services	10%
		Biotechnology	9%